ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued expenses

(in thousands of $)	2018	2017
Voyage expenses	10,223	7,388
Ship operating expenses	7,546	6,937
Administrative expenses	1,200	1,510
Tax expenses	76	9
Interest expenses	7,598	8,460
	26,643	24,304